Employee stock incentive plans	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Employee stock incentive plans
30. Employee stock incentive plans
The stock compensation expense recognized for employee services received during the year ended March 31, 2020, 2021 and 2022, were
₹
 1,262,
₹
 2,897, and
₹
 4,164, respectively.
Wipro Equity Reward Trust (“WERT”)
In 1984, the Company established a controlled trust called the Wipro Equity Reward Trust (“WERT”). In the earlier years, WERT purchased shares of the Company out of funds borrowed from the Company. The Company’s Board Governance, Nomination and Compensation Committee recommends to WERT certain officers and key employees, to whom WERT issues shares from its holdings at nominal price subject to vesting conditions. WERT held 22,746,081, 19,401,215 and 14,689,729 treasury shares as at March 31, 2020, 2021 and 2022, respectively.

Wipro Employee Stock Option Plans and Restricted Stock Unit Option Plans
A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) *	59,797,979	US $	0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) *	59,797,979	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) *	49,831,651	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 **	39,546,197	₹	2
Employees covered under Stock Option Plans and Restricted Stock Unit (
“
RSU
”
) Option Plans (collectively “
Stock Option Plans
”) are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of one to four years from the date of grant. Upon vesting, the employees can acquire one equity share for every option.

*	The maximum contractual term for these Stock Option Plans and RSU Option Plans is perpetual until the options are available for grant under the plan.

**	The maximum contractual term for these Stock Option Plans is up to May 29, 2023 until the options are available for grant under the plan.
The activity in equity-settled stock option plans and restricted stock unit option plan is summarized below:

	Year ended March 31,
	2020	2021	2022
Range of exercise price and Weighted average exercise price	Numbers of options
Outstanding at the beginning of the year	₹	2	17,607,463	15,594,190	15,831,948
	US $	0.03	14,446,790	7,854,540	10,822,476
Granted *	₹	2	5,662,500	6,275,290	2,500,481
	US $	0.03	5,341,000	5,033,648	10,470,026
Adjustment of Performance based stock options on completion of performance measurement period	₹	2	(2,182,667)	(1,291,500)	608,435
	US $	0.03	(2,273,164)	(1,021,560)	570,076
Exercised	₹	2	(4,610,572)	(3,356,199)	(4,712,311)
	US $	0.03	(2,496,125)	(3,269,832)	(2,930,735)
Modification **	₹	2	—	—	—
	US $	0.03	(5,681,966)	3,453,015	—
Forfeited and expired	₹	2	(882,534)	(1,389,833)	(1,985,881)
	US $	0.03	(1,481,995)	(1,227,335)	(1,419,941)
Outstanding at the end of the year	₹	2	15,594,190	15,831,948	12,242,672
	US $	0.03	7,854,540	10,822,476	17,511,902
Exercisable at the end of the year	₹	2	1,502,957	2,679,538	2,478,568
	US $	0.03	1,212,560	465,603	1,072,118

*
Includes 2,461,500, 2,969,860 and 1,135,949 Performance based stock options (RSU) during the year ended March 31, 2020, 2021 and 2022, respectively. 2,524,600, 2,376,980 and 2,941,546 Performance based stock options (ADS) during the year ended March 31, 2020, 2021 and 2022, respectively. Performance based stock options (RSU) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan).

Performance based stock options will vest based on the performance parameters of the Company.

The activity in cash-settled stock option plans and restricted stock unit option plan is summarized below:

	Year ended March 31,
	2021	2022
	Number of options

Outstanding at the beginning of the year	4,721,388	78,199
Modification **	(3,453,015)	—
Exercised	(845,066)	(46,133)
Forfeited and lapsed	(345,108)	(7,466)
Outstanding at the end of the year	78,199	24,600
Exercisable at the end of the year	23,999	2,800
The carrying value of liability towards Cash Settled ADS RSU’s outstanding was
₹
 31 (including
₹
 11 towards exercisable units) and
₹
 20 (including
₹
 2 towards exercisable units) as at March 31, 2021 and 2022, respectively.
** Restricted Stock Units arrangements that were modified during the year ended March 31, 2020
Pursuant to the SEBI circular dated October 10, 2019, prohibiting issuance of depository receipts by listed companies to NRIs, the Board Governance, Nomination and Compensation Committee approved in November 2019 cash pay out to its NRI employees in lieu of shares and upon exercise of vested ADS RSU under the Company’s WARSUP 2004 Plan, based on prevailing market price of ADS on the date of exercise. This change was accounted as a modification and the fair value on the date of modification of
₹

561 has been recognised as financial liability with a corresponding adjustment to equity.
** Restricted Stock Units arrangements that were modified during the year ended March 31, 2021
Pursuant to the SEBI clarification dated December 18, 2020, the restriction under SEBI circular dated October 10, 2019, “Framework of Depository Receipts” shall not apply in case of issue of Depository Receipts to NRIs, pursuant to share based employee benefit schemes which are implemented by a company in terms of SEBI (Share Based Employee Benefits) Regulations 2014, the Board Governance, Nomination and Compensation Committee approved in January 2021, allotment of underlying equity shares in respect of ADSs to be issued and allocated to NRI employees upon exercise of vested ADS RSU under the Company’s WARSUP 2004 Plan. This change was accounted as a modification and the fair value on the date of modification was determined based on prevailing market price and accordingly an amount of
₹
 739 has been recognized as equity with a corresponding adjustment to financial liability.
The following table summarizes information about outstanding stock options and restricted stock unit option plan:

	Year ended March 31,
	2020		2021		2022
Range of exercise price and Weighted average exercise price	Number of options	Weighted Average Remaining life (months)	Number of options	Weighted Average Remaining life (months)	Number of options	Weighted Average Remaining life (months)

₹ 2	15,594,190	23	15,831,948	18	12,242,672	13
US $ 0.03	7,854,540	23	10,822,476	19	17,511,902	20
The weighted average grant date fair value of options granted during the year ended March 31, 2020, 2021 and 2022 was
₹
 260.65,
₹
 354.78, and
₹
 603.47 for each option, respectively. The weighted average share price of options exercised during the year ended March 31, 2020, 2021 and 2022 was
₹
 267.04,
₹
 354.45, and
₹
 604.47 for each option, respectively.